Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2018	Oct. 31, 2017
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Financial cash collateral pledged	$ 11.0	$ 10.0
Financial non-cash collateral pledged	206.0	142.0
Cash margin offset against derivative liabilities balance on balance sheet	$ 2.3	$ 0.3